REPORTABLE SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Net revenue	$ 427,935	$ 332,856
Cost of revenue (exclusive of depreciation and amortization shown separately below)	300,016	234,731
Gross profit	127,919	98,125
Salaries and related costs	48,014	33,386
General and administrative expenses	43,049	30,020
Depreciation and amortization	25,401	17,954
Acquisition costs	1,967	4,814
Change in fair value of contingent consideration liabilities	1,106	0
Income from operations	8,382	11,951
Intercompany eliminations
Segment Reporting Information [Line Items]
Net revenue	(59,650)	(30,051)
Cost of revenue (exclusive of depreciation and amortization shown separately below)	(59,650)	(30,051)
Brand Direct
Segment Reporting Information [Line Items]
Net revenue	253,787	197,551
Brand Direct | Operating Segments
Segment Reporting Information [Line Items]
Net revenue	253,787	197,551
Cost of revenue (exclusive of depreciation and amortization shown separately below)	192,479	151,526
Gross profit	61,308	46,025
Marketplace
Segment Reporting Information [Line Items]
Net revenue	224,158	155,999
Marketplace | Operating Segments
Segment Reporting Information [Line Items]
Net revenue	224,158	155,999
Cost of revenue (exclusive of depreciation and amortization shown separately below)	163,637	109,921
Gross profit	60,521	46,078
Other
Segment Reporting Information [Line Items]
Net revenue	9,640	9,357
Other | Operating Segments
Segment Reporting Information [Line Items]
Net revenue	9,640	9,357
Cost of revenue (exclusive of depreciation and amortization shown separately below)	3,550	3,335
Gross profit	$ 6,090	$ 6,022